Details of Selected Balance Sheet Accounts - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrual for loss contingency related to legal proceedings (Note 17)	$ 22,000	$ 123,770
Deferred lease liabilities	13,394	13,416
Facility restructuring accrual	3,006	4,667
Deferred income tax liability	4,734	0
Other	1,231	1,951
Other long-term liabilities	$ 44,365	$ 143,804